Equity - Schedule of Public Offering of Common Units, Footnotes (Details) - USD ($)	1 Months Ended			3 Months Ended	12 Months Ended
	Nov. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Units Issued (in shares)	5,650,000	9,512,755
Ownership interest (as a percent)		2.00%	2.00%			2.00%
At the market program					$ 750,000,000	$ 750,000,000
Commissions				$ 900,000	$ 2,200,000
General Partner
Class of Stock [Line Items]
Units Issued (in shares)	0	25,255
Purchase amount of general partner units		$ 1,900,000